RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 19, 2022	Dec. 01, 2022	Oct. 02, 2021	May 10, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2021
Related Party Transaction [Line Items]
Number of shares stock options									3,450,000	3,150,000
Strike price
Extinguishment loss							$ (49,329)			$ (10,876)
Annual compensation							18,504
Contractual term									3 years 10 months 17 days
Common stock issued for cash									$ 15,000	65,000
Convertible promissory note value					9,483,678		9,483,678		558,657
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Construction on residential fund							251,000		497,900
Chief Executive Officer [Member] | Land [Member]
Related Party Transaction [Line Items]
Construction on residential fund							1,400,000		1,200,000
Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Balance owed to related party					66,846		66,846		33,038	265,463
Chief Financial Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Balance owed to related party					66,846		66,846		33,038
Frank Ingrande [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Balance owed to related party					$ 66,846		$ 66,846		33,038
President [Member]
Related Party Transaction [Line Items]
Convertible promissory note value									103,234
President [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Balance owed to related party									33,038
Employment Agreement [Member] | Frank Ingrande [Member]
Related Party Transaction [Line Items]
Ownership percentage					75.00%		75.00%
Employment Agreement [Member] | Frank Ingrande [Member]
Related Party Transaction [Line Items]
Ownership percentage			33.00%								33.00%
Employment Agreement [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Estimated fair value		$ 53,800
Employment Agreement [Member] | Two Thousand Nineteen Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options			250,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accrued compensation cost					$ 33,808		$ 33,808		132,152
Paid salary									16,560	0
Conversion of stock, amount issued	$ 348,016
Conversion of stock, shares issued	2,320,106
Extinguishment loss	$ 30,161
Annual compensation										135,232
Employment Agreement [Member] | Chief Executive Officer [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options		465,834
Strike price		$ 0.20
Stock option vesting percentage		25.00%
Remaining vesting percentage		75.00%
Estimated fair value		$ 90,188
Employment Agreement [Member] | Chief Executive Officer [Member] | 2022 Plan [Member] | Equity Option [Member]
Related Party Transaction [Line Items]
Share-based payment arrangement, expense					16,900		33,800
Employment Agreement [Member] | Chief Executive Officer [Member] | Two Thousand Nineteen Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options			500,000
Strike price			$ 0.50
Estimated fair value			$ 270,000
Contractual term			5 years
Employment Agreement [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accrued compensation cost					33,808		33,808		132,152	135,232
Conversion of stock, amount issued	$ 253,319
Conversion of stock, shares issued	1,688,793
Extinguishment loss	$ 21,954
Salary compensation continued operations									20,000	25,667
Employment Agreement [Member] | Chief Financial Officer [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options		465,833
Strike price		$ 0.20
Stock option vesting percentage		25.00%
Remaining vesting percentage		75.00%
Employment Agreement [Member] | Chief Financial Officer [Member] | Two Thousand Nineteen Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options			500,000
Strike price			$ 0.50
Estimated fair value			$ 270,000
Contractual term			5 years
Employment Agreement [Member] | Chief Financial Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Balance owed to related party										$ 174,205
Employment Agreement [Member] | Jason Sunstein [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options		465,834
Strike price		$ 0.20
Stock option vesting percentage		25.00%
Remaining vesting percentage		75.00%
Estimated fair value		$ 90,188
Employment Agreement [Member] | Jason Sunstein [Member] | 2022 Plan [Member] | Equity Option [Member]
Related Party Transaction [Line Items]
Share-based payment arrangement, expense					16,900		33,800
Employment Agreement [Member] | Frank Ingrande [Member]
Related Party Transaction [Line Items]
Accrued compensation cost					33,808		33,808
Employment Agreement [Member] | Frank Ingrande [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options		465,834
Strike price		$ 0.20
Stock option vesting percentage		25.00%
Remaining vesting percentage		75.00%
Estimated fair value		$ 90,188
Employment Agreement [Member] | Frank Ingrande [Member] | 2022 Plan [Member] | Equity Option [Member]
Related Party Transaction [Line Items]
Share-based payment arrangement, expense					$ 16,900		$ 33,800
Employment Agreement [Member] | Roberto Valdes [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options		465,834
Strike price		$ 0.20
Stock option vesting percentage		25.00%
Remaining vesting percentage		75.00%
Estimated fair value		$ 53,800
Employment Agreement [Member] | President [Member]
Related Party Transaction [Line Items]
Accrued compensation cost									132,152
Conversion of stock, amount issued	$ 140,845
Conversion of stock, shares issued	938,967
Extinguishment loss	$ 12,207
Annual compensation				$ 120,000
Salary compensation continued operations									$ 20,000
Common stock issued for cash, shares				50,000
Common stock issued for cash				$ 66,000
Employment Agreement [Member] | President [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Number of shares stock options		465,833
Strike price		$ 0.20
Stock option vesting percentage		25.00%
Remaining vesting percentage		75.00%
Estimated fair value		$ 53,800
Employment Agreement [Member] | President [Member] | Two Thousand Nineteen Plan [Member]
Related Party Transaction [Line Items]
Strike price			$ 0.50
Estimated fair value			$ 135,000
Contractual term			5 years